UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2019 to June 30, 2019.

Date of Report (Date of earliest event reported): August 14, 2019

Commission File Number of securitizer:     025-00690

Central Index Key Number of securitizer:     0000835271

JPMorgan Chase Bank, National Association1
(Exact name of securitizer as specified in its charter)

Eric A. Senzon, (813) 584-3951
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

1 JPMorgan Chase Bank, National Association (“JPMCB”) is filing this Form ABS-15G in its capacity as sponsor in respect of certain mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as sponsor and which are outstanding during the reporting period.  The following transaction is covered by this report (the “Transaction”): Chase Mortgage Trust 2016-1, Mortgage Pass-Through Certificates, Series 2016-1, with JPMCB acting as sponsor.  This report only contains information relating to the Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which JPMCB may have acted as securitizer.

______________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

______________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosure required by Rule 15Ga-1 are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1	Disclosure required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 14, 2019	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION (Securitizer)

	By:	/s/ Liam Sargent
		Name:	Liam Sargent
		Title:	Managing Director

EXHIBIT INDEX

Exhibit Number

99.1                Disclosure required by Rule 15Ga-1.